Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

The Company determines the fair value measurements used in our consolidated financial statements based upon the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.

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Level 2 - Valuations based on quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

•	Level 3 - Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company estimated the fair value of the Term Loan and the derivative liability using Level 3 valuation techniques. The estimated fair value of the Term Loan was determined by discounting future projected cash flows using a discount rate commensurate with the risks involved and by using the Black-Scholes valuation model, while the estimated fair value of the derivative liability was determined using the Black-Scholes valuation model.

	December 31, 2016			December 31, 2015
(in thousands)	Face Value	Fair Value	Carrying Amount	Face Value	Fair Value	Carrying Amount
Term Loan	$5,000	$4,865	$2,218	$5,000	$3,837	$2,052
Derivative liability	$—	$—	$—	$1,250	$828	$828